Fair value measurement	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
This Note

provides fair

value measurement

information for

both
financial

and

non-financial

instruments

and

should

be

read

in
conjunction

with

“Note

21

Fair

value

measurement”

in

the
“Consolidated

financial

statements”

section

of

the

Annual
Report

2020, which

provides more

information about

valuation
principles,

valuation

governance,

fair

value

hierarchy
classification,

valuation

adjustments,

valuation

techniques

and
inputs,

sensitivity

of

fair

value

measurements,

and

methods
applied

to

calculate

fair

values

for

financial

instruments

not
measured at fair value.
›

Refer to the “Balance sheet and off-balance sheet”

section of
this report for more information about quarter-on-quarter
balance sheet movements
All

financial and

non-financial assets

and

liabilities measured
or

disclosed

at

fair

value

are

categorized

into

one

of

three

fair
value

hierarchy

levels.

In

certain

cases,

the

inputs

used

to
measure

fair

value

may

fall

within

different

levels

of

the

fair
value hierarchy. For disclosure purposes, the level in the hierarchy within

which

the

instrument

is

classified

in

its

entirety

is

based
on the

lowest-level input

that is

significant to

the position’s

fair
value measurement:
–

Level 1
–

quoted

prices

(unadjusted)

in

active

markets

for
identical assets and liabilities;
–

Level 2
–

valuation techniques

for which

all significant

inputs
are, or are based on, observable market data; or
–

Level 3
–

valuation techniques for which

significant inputs are
not based on observable market data.
a) Fair value hierarchy
The fair

value hierarchy

classification of

financial and

non-financial assets

and liabilities

measured at

fair value

is summarized in

the
table below.
Determination of fair values from quoted market

prices or valuation techniques
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 103,722 16,782 2,123 122,628 101,907 16,630 2,179 120,717 107,526 15,630 2,337 125,492
of which:
Equity instruments 86,760 1,336 128 88,224 85,251 736 137 86,124 90,327 1,101 171 91,599
Government bills / bonds 8,123 1,776 10 9,910 8,384 1,890 10 10,284 9,028 2,207 10 11,245
Investment fund units 8,048 1,707 18 9,773 7,400 1,602 31 9,033 7,374 1,794 23 9,192
Corporate and municipal bonds 784 8,524 821 10,129 865 9,926 783 11,575 789 8,432 817 10,038
Loans 0 3,115 1,000 4,114 0 2,234 1,052 3,285 0 1,860 1,134 2,995
Asset-backed securities 7 323 147 478 6 242 166 415 8 236 181 425
Derivative financial instruments 795 119,348 1,479 121,622 1,142 145,508 1,633 148,284 795 157,069 1,754 159,618
of which:
Foreign exchange contracts 296 49,154 6 49,456 459 70,221 12 70,692 319 68,425 5 68,750
Interest rate contracts 0 38,104 342 38,446 0 39,529 391 39,920 0 50,353 537 50,890
Equity / index contracts 1 28,383 801 29,185 0 31,369 820 32,189 0 33,990 853 34,842
Credit derivative contracts 0 1,739 303 2,043 0 1,914 395 2,309 0 2,008 350 2,358
Commodity contracts 0 1,832 24 1,856 0 2,187 14 2,201 0 2,211 6 2,217
Brokerage receivables 0 23,010 0 23,010 0 24,201 0 24,201 0 24,659 0 24,659
Financial assets at fair value not held for trading 29,125 31,367 4,459 64,952 31,596 32,962 4,206 68,763 40,986 35,110 3,942 80,038
of which:
Financial assets for unit-linked investment
contracts 21,974 9 8 21,991 21,162 0 3 21,166 20,628 101 2 20,731
Corporate and municipal bonds 88 16,009 333 16,430 98 15,114 334 15,547 290 16,957 372 17,619
Government bills / bonds 6,640 3,331 0 9,971 9,985 3,970 0 13,956 19,704 3,593 0 23,297
Loans 0 5,626 1,087 6,712 0 6,900 1,093 7,993 0 7,699 862 8,561
Securities financing transactions 0 6,203 201 6,404 0 6,811 119 6,930 0 6,629 122 6,751
Auction rate securities 0 0 1,563 1,563 0 0 1,587 1,587 0 0 1,527 1,527
Investment fund units 317 172 120 610 263 165 99 528 278 121 105 505
Equity instruments 105 18 594 717 86 0 530 616 86 0 544 631
Other 0 0 554 554 0 0 441 441 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 2,165 5,611 0 7,775 2,154 5,946 0 8,100 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 5,200 0 5,200 0 5,480 0 5,480 0 6,624 0 6,624
Government bills / bonds 2,121 44 0 2,165 2,115 43 0 2,159 1,103 47 0 1,150
Corporate and municipal bonds 44 367 0 411 38 423 0 461 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,470 0 0 5,470 5,709 0 0 5,709 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 1 67 68 0 1 247 248 0 1 245 246
Total assets measured at fair value 141,277 196,119 8,129 345,525 142,508 225,248 8,266 376,022 156,716 239,583 8,278 404,576
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.21 31.3.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 27,038 6,216 94 33,348 30,888 6,114 61 37,062 26,889 6,652 55 33,595
of which:
Equity instruments 20,826 387 75 21,288 26,191 151 50 26,392 22,519 425 40 22,985
Corporate and municipal bonds 37 4,592 13 4,642 32 4,718 7 4,757 31 4,048 9 4,089
Government bills / bonds 5,727 620 0 6,347 4,168 807 0 4,975 3,642 1,036 0 4,678
Investment fund units 442 581 6 1,028 492 397 3 891 696 1,127 5 1,828
Derivative financial instruments 754 117,985 2,950 121,688 1,405 141,522 3,114 146,041 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 280 47,050 59 47,389 541 67,047 54 67,642 316 70,149 61 70,527
Interest rate contracts 0 32,177 526 32,703 0 33,501 546 34,046 0 43,389 527 43,916
Equity / index contracts 9 34,431 1,902 36,342 0 36,614 2,070 38,684 0 38,870 2,306 41,176
Credit derivative contracts 0 2,000 392 2,392 0 2,139 369 2,508 0 2,403 528 2,931
Commodity contracts 0 2,034 51 2,085 0 1,907 59 1,966 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 39,129 0 39,129 0 45,600 0 45,600 0 38,742 0 38,742
Debt issued designated at fair value 0 60,321 12,478 72,799 0 53,900 10,736 64,635 0 50,273 9,595 59,868
Other financial liabilities designated at fair value 0 30,032 2,876 32,908 0 28,317 2,452 30,769 0 29,682 2,091 31,773
of which:
Financial liabilities related to unit-linked
investment contracts 0 22,217 0 22,217 0 21,357 0 21,357 0 20,975 0 20,975
Securities financing transactions 0 6,181 3 6,184 0 5,651 0 5,651 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,550 592 2,142 0 1,261 526 1,787 0 1,363 697 2,060
Total liabilities measured at fair value 27,792 253,682 18,398 299,871 32,293 275,453 16,362 324,108 27,635 282,233 15,212 325,080
1 Bifurcated

embedded derivatives

are presented

on the

same balance

sheet lines

as their

host contracts

and are

not included

in this

table. The

fair value

of these

derivatives was

not material

for the

periods
presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.
b) Valuation adjustments and other items
The

table

below summarizes

the

valuation adjustment

reserves

recognized

on

the

balance sheet.

Details

about

each

category are
provided further below.
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 30.6.21 31.3.21 31.12.20
Deferred day-1 profit or loss reserves 405 387 269
Own credit adjustments on financial liabilities designated at fair value (278) (400) (381)
CVAs, FVAs,

DVAs and other valuation adjustments
(956) (977) (959)
Deferred day-1 profit or loss reserves
The

table

below

summarizes

the

changes

in

deferred

day-1
profit or loss reserves during the relevant period.
Deferred

day-1

profit

or

loss

is generally

released

into
Other
net

income

from

financial

instruments

measured

at

fair

value
through profit or loss
when pricing of

equivalent products or

the
underlying

parameters

become

observable

or

when

the
transaction is closed out.
Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Reserve balance at the beginning of the period 387 269 194 269 146
Profit / (loss) deferred on new transactions 97 181 121 278 239
(Profit) / loss recognized in the income statement (79) (63) (72) (142) (141)
Foreign currency translation 0 (1) 0 (1) (1)
Reserve balance at the end of the period 405 387 243 405 243
Own credit
The

valuation

of

financial

liabilities

designated

at

fair

value
requires

consideration

of

the

own

credit

component

of

fair
value.

Own credit

risk is

reflected

in

the valuation

of

UBS’s fair
value

option

liabilities

where

this

component

is

considered
relevant

for

valuation

purposes

by

UBS’s

counterparties

and
other

market

participants.

However,

own

credit

risk

is

not
reflected

in

the

valuation

of

UBS’s

liabilities

that

are

fully
collateralized

or for

other obligations

for

which it

is established
market practice to not include an own credit component.
A

description

of

UBS’s

methodology

to

estimate

own

credit
and the related accounting principles is included in “Note 21 Fair value measurement”

in the

“Consolidated financial

statements”
section of the Annual Report 2020.
In the

second quarter

of 2021,

other comprehensive

income
related

to

own

credit

on

financial

liabilities

designated

at

fair
value was

positive USD
118

million, primarily

due to

a widening
of UBS’s credit spreads.
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the quarter ended
Year-to-date

USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Recognized during the period:
Realized gain / (loss)

(5) (6) 8 (11) 9
Unrealized gain / (loss)

123 (23) (1,103) 100 53
Total gain / (loss), before tax 118 (29) (1,095) 89 62
As of

USD million 30.6.21 31.3.21 30.6.20
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(278) (400) (31)
Credit, funding, debit and other valuation adjustments
A
description

of

UBS’s

methodology
for estimat ing   credit
valuation

adjustment
s   (CVA s
),

funding

valuation

adjustments
(FVAs),

debit

valuation

adjustments

(DVAs)

and

other

valuation
adjustments is included

in “Note 21

Fair value measurement”

in
the

“Consolidated

financial

statements”

section

of

the

Annual
Report 2020.
In

the

second

quarter

of

2021,

other

valuation

adjustments
for liquidity

decreased, primarily

due to

lower observed

levels of
risk across portfolios during the quarter.
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 30.6.21 31.3.21 31.12.20
Credit valuation adjustments
1
(51) (53) (66)
Funding valuation adjustments (58) (58) (73)
Debit valuation adjustments 1 1 0
Other valuation adjustments (848) (867) (820)
of which: liquidity (327) (356) (340)
of which: model uncertainty (521) (511) (479)
1 Amounts do not include reserves against defaulted counterparties.
During the

first six

months of

2021, assets

and liabilities

transferred from

Level 2

to Level

1, or

from Level

1 to

Level 2,

that were
held for the entire reporting period, were not material.
d) Level 3 instruments: valuation techniques and inputs
The

table

below

presents

material

Level 3

assets

and

liabilities,
together with

the valuation

techniques

used to measure

fair value,
the inputs used in a given valuation

technique that are considered
significant as of 30 June 2021

and unobservable,

and a

range of
values for

those unobservable

inputs.
The

range

of

values

represents the

highest-

and

lowest-level
inputs

used in the valuation techniques.

Therefore the range does
not reflect the

level of uncertainty regarding a

particular input or
an

assessment

of

the

reasonableness

of

UBS´s

estimates

and
assumptions,

but rather the different underlying characteristics of
the

relevant

assets

and

liabilities

held

by

UBS.

The

ranges

will
therefore vary from period to period and parameter to parameter based on

characteristics of the

instruments held at

each balance
sheet date.

Furthermore,

the ranges

of unobservable inputs

may
differ across other

financial institutions,

reflecting the diversity of
the products

in each firm’s

inventory.
The

significant

unobservable

inputs

disclosed

in

the

table
below are

consistent with

those included

in “Note

21 Fair

value
measurement”

in

the

“Consolidated

financial

statements”
section

of

the

Annual

Report

2020.

A

description

of

the
potential

effect

that

a

change

in

each

unobservable

input

in
isolation

may

have

on

a

fair

value

measurement,

including
information

to

facilitate

an

understanding

of

factors

that

give
rise to the

input ranges shown,

is also provided

in “Note 21

Fair
value measurement”

in the

“Consolidated financial

statements”
section of the Annual Report 2020.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
30.6.21 31.12.20
USD billion 30.6.21 31.12.20 30.6.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.2 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 15 143 100 1 143 100 points
Discounted expected
cash flows Discount margin 358 358 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.6 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 180 800 190 800
basis
points
Market comparable
and securitization
model Credit spread 28 1,558 228 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 222 162 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.7 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
12.5 9.6
Other financial liabilities
designated at fair value 2.9 2.1
Discounted expected
cash flows Funding spread 35 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.3 0.5 0.5 0.5 Option model Volatility of interest rates 49 73 29 69 basis
points
Credit derivative contracts 0.3 0.3 0.4 0.5
Discounted expected
cash flows
Credit spreads

2 496 1 489
basis
points
Bond price equivalent 3 102 0 100 points
Equity / index contracts 0.8 0.9 1.9 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity stocks,
equity and other indices 4 99 4 100%
Equity-to-FX correlation (30) 70 (34) 65%
Equity-to-equity
correlation (25) 99 (16) 100%
1 The ranges

of significant unobservable inputs

are represented in points,

percentages and basis points.

Points are a percentage

of par (e.g., 100

points would be 100% of

par).

2 Weighted averages are

provided
for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments.

Weighted averages are not provided for inputs

related to derivative contracts, as
this would not be meaningful.

3 The range of

inputs is not disclosed, as

there is a dispersion of

values given the diverse nature

of the investments.

4 Debt issued designated at

fair value is composed

primarily of
UBS structured notes, which

include variable maturity notes

with various equity and foreign

exchange underlying risks, rates

-linked and credit-linked

notes, all of which

have embedded derivative parameters

that are
considered to be unobservable. The equivalent derivative

instrument parameters are presented in the respective derivative financial instruments lines in this table.
e) Level 3 instruments: sensitivity to changes in unobservable input assumptions
The table

below summarizes

those financial

assets and

liabilities
classified

as

Level 3

for

which

a

change

in

one

or

more

of

the
unobservable

inputs

to

reflect

reasonably

possible

alternative
assumptions

would

change

fair

value

significantly,

and

the
estimated

effect

thereof.

The

table

presents

the

favorable

and
unfavorable

effects

for

each

class

of

financial

assets

and
liabilities

for

which

the

potential

change

in

fair

value

is
considered significant. The

sensitivity of fair value

measurements
for

debt

issued

designated

at

fair

value

and

over-the-counter
debt

instruments

designated

at

fair

value

is

reported

together
with the equivalent derivative or securities financing instrument.
The

sensitivity

data

shown

below

presents

an

estimation

of
valuation

uncertainty

based

on

reasonably

possible

alternative
values for

Level 3 inputs at

the balance sheet

date and does

not
represent the estimated effect

of stress scenarios.

Typically, these
financial

assets

and

liabilities

are

sensitive

to

a

combination

of
inputs

from

Levels 1–3.

Although

well-defined

interdepend-
encies

may

exist

between

Levels 1–2

and

Level 3

parameters
(e.g.,

between

interest

rates,

which

are

generally

Level 1

or
Level 2,

and

prepayments,

which

are

generally

Level 3),

these
have

not

been

incorporated

in

the

table.

Furthermore,

direct
interrelationships

between

the

Level 3

parameters

are

not

a
significant element of the valuation uncertainty.
Sensitivity of fair value measurements to changes

in unobservable input assumptions
30.6.21 31.3.21 31.12.20
USD million
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Traded loans, loans designated at fair value, loan commitments and guarantees 22 (13) 26 (21) 29 (28)
Securities financing transactions 69 (68) 71 (51) 40 (52)
Auction rate securities 114 (114) 88 (88) 105 (105)
Asset-backed securities 48 (34) 50 (40) 41 (41)
Equity instruments 150 (120) 127 (99) 129 (96)
Interest rate derivative contracts, net 25 (14) 38 (23) 11 (16)
Credit derivative contracts, net 8 (10) 10 (10) 10 (14)
Foreign exchange derivative contracts, net 15 (9) 17 (11) 20 (15)
Equity / index derivative contracts, net 344 (324) 358 (344) 318 (294)
Other 58 (77) 77 (92) 91 (107)
Total 852 (782) 861 (779) 794 (768)
f) Level 3 instruments: movements during the period
Significant changes in Level 3 instruments
The table on the following pages presents additional information about

material

Level 3

assets

and

liabilities

measured

at

fair
value

on

a

recurring

basis.

Level 3

assets

and

liabilities

may

be
hedged

with

instruments

classified

as

Level 1

or

Level 2

in

the
fair value hierarchy and, as a result, realized and unrealized gains
and

losses

included

in

the

table

may

not

include

the

effect

of
related

hedging

activity.

Furthermore,

the

realized

and
unrealized gains and losses presented in the

table are not limited
solely

to

those

arising

from

Level 3

inputs,

as

valuations

are
generally

derived

from

both

observable

and

unobservable
parameters.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are
presented as

if those

assets or

liabilities had

been transferred

at
the beginning of the year.
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of

31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

30 June
2020
Financial assets at fair value held for
trading 1.8 (0.1) 0.0 0.3 (1.0) 1.4 0.0 0.3 0.0 0.0 2.7
of which:
Investment fund units 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.2 (0.2) 0.0 0.0 0.2 0.0 0.0 0.8
Loans 0.8 0.0 0.0 0.0 (0.6) 1.4 0.0 0.0 0.0 0.0 1.6
Other 0.4 0.0 0.0 0.0 (0.2) 0.0 0.0 0.1 0.0 0.0 0.3
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.5 (0.5) 0.0 (0.1) 0.0 1.5
of which:
Interest rate contracts
0.3 0.2 0.2 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.3
Equity / index contracts
0.6 0.0 0.1 0.0 0.0 0.5 (0.2) 0.0 (0.1) 0.0 0.8
Credit derivative contracts
0.4 0.1 0.1 0.0 0.0 0.0 (0.2) 0.0 0.0 0.0 0.4
Other
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 (0.1) (0.1) 0.5 (0.6) 0.0 0.0 0.1 0.0 0.0 3.7 of which:
Loans 1.2 0.0 0.0 0.4 (0.5) 0.0 0.0 0.0 0.0 0.0 1.0
Auction rate securities 1.5 (0.1) (0.1) 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.4
Equity instruments 0.5 0.0 0.0 0.1 0.0 0.0 0.0 0.1 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.8
Derivative financial instruments –
liabilities 2.0 1.2 1.1 0.0 0.0 0.5 (0.8) 0.6 (0.3) 0.0 3.3
of which:
Interest rate contracts 0.1 0.7 0.7 0.0 0.0 0.0 (0.3) 0.3 0.0 0.0 0.8
Equity / index contracts 1.3 0.2 0.2 0.0 0.0 0.5 (0.4) 0.0 (0.2) 0.0 1.4
Credit derivative contracts 0.5 0.3 0.3 0.0 0.0 0.1 (0.1) 0.3 (0.1) 0.0 0.9
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.6 0.1 0.2 0.0 0.0 2.9 (3.5) 0.4 (1.0) 0.0 8.5
Other financial liabilities designated
at fair value
1.0 0.1 0.1 0.0 0.0 1.5 (0.3) 0.0 0.0 0.0 2.4
1 Net gains / losses

included in comprehensive income

are composed of Net interest

income, Other net

income from financial instruments

measured at fair value

through profit or loss

and Other income.

2 Total
Level 3 assets as of 30 June 2021 were USD 8.1

billion (31 December 2020: USD
8.3

billion).

Total Level 3 liabilities as of 30 June 2021 were USD
18.4

billion (31 December 2020: USD
15.2

billion).
.
Total gains / losses
included in
comprehensive income
Balance

as of
31 December
2020
2
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance

as of

30 June
2021
2
2.3 0.0 0.0 0.3 (0.8) 0.4 0.0 0.2 (0.2) 0.0 2.1
0.0
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
0.8
0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.8
1.1
0.0 0.0 0.1 (0.5) 0.4 0.0 0.0 (0.2) 0.0 1.0
0.4
(0.1) (0.1) 0.0 (0.2) 0.0 0.0 0.1 0.0 0.0 0.3
1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.4) 0.0 (0.1) 0.0 1.5
0.5
(0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.3
0.9
0.1 0.1 0.0 0.0 0.3 (0.4) 0.0 (0.1) 0.0 0.8
0.3
(0.1) (0.1) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.3
0.0
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
3.9 0.1 0.1 0.7 (0.3) 0.0 0.0 0.1 0.0 0.0 4.5
0.9
0.0 0.0 0.4 (0.1) 0.0 0.0 0.0 0.0 0.0 1.1
1.5
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6
0.5
0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.6
1.0
0.0 0.0 0.2 0.0 0.0 0.0 0.0 0.0 0.0 1.2
3.5 0.2 0.0 0.0 0.0 0.7 (1.2) 0.0 (0.2) 0.0 2.9
0.5
(0.1) (0.1) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.5
2.3
0.4 0.2 0.0 0.0 0.5 (1.1) 0.0 (0.2) 0.0 1.9
0.5
(0.2) (0.2) 0.0 0.0 0.1 0.0 0.0 0.0 0.0 0.4
0.1
0.1 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.1
9.6 0.3 0.2 0.0 0.0 6.3 (2.9) 0.1 (0.8) (0.2) 12.5
2.1 0.0 0.0 0.0 0.0 1.0 (0.2) 0.0 0.0 0.0 2.9
g) Financial instruments not measured at fair value
The table below reflects the estimated fair values of financial instruments not measured at fair value.
Financial instruments not measured at fair value
30.6.21 31.3.21 31.12.20
USD billion
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 160.7 160.7 158.9 158.9 158.2 158.2
Loans and advances to banks 16.4 16.4 18.3 18.3 15.3 15.3
Receivables from securities financing transactions 83.5 83.5 82.4 82.4 74.2 74.2
Cash collateral receivables on derivative instruments 29.8 29.8 35.0 35.0 32.7 32.7
Loans and advances to customers 391.4 391.0 380.1 380.1 381.0 382.3
Other financial assets measured at amortized cost 27.2 27.7 26.8 27.3 27.2 28.0
Liabilities
Amounts due to banks 14.6 14.6 12.6 12.6 11.0 11.1
Payables from securities financing transactions 6.0 6.0 6.7 6.7 6.3 6.3
Cash collateral payables on derivative instruments 32.2 32.2 36.6 36.6 37.3 37.3
Customer deposits 517.5 517.5 508.9 509.0 527.9 528.0
Funding from UBS Group AG

55.9 57.5 57.7 59.2 54.0 55.6
Debt issued measured at amortized cost 84.5 85.4 87.5 88.3 85.4 86.3
Other financial liabilities measured at amortized cost
1
7.0 7.0 6.0 6.0 6.6 6.7

1 Excludes lease liabilities.
The fair

values included in

the table

above have been

calculated
for

disclosure

purposes

only.

The

valuation

techniques

and
assumptions

relate

only

to

UBS’s

financial

instruments

not
otherwise

measured

at

fair

value.

Other

institutions

may

use
different

methods

and

assumptions

for

their

fair

value
estimation,

and

therefore

such

fair

value

disclosures

cannot
necessarily

be

compared

from

one

financial

institution

to
another.